2. Investment Securities (Details 2) - Available for sale Securities	Dec. 31, 2019 USD ($)
Amortized Cost
Due in one year or less, amortized cost	$ 2,760,515
Due from one to five years, amortized cost	9,674,948
Due from five to ten years	15,042,170
Due after ten years	1,989,573
Mortgage-backed securities	16,169,819
Amortization cost of debt	45,637,025
Fair Value
Due in one year or less, fair value	2,766,254
Due from one to five years, fair value	9,862,450
Due from five to ten years	15,147,201
Due after ten years, fair value	1,985,470
Mortgage-backed securities	16,205,375
Fair value of debt	$ 45,966,750